Consolidated Statement of Changes in Shareholders' Equity - ARS ($) $ in Thousands	Capital stock	Capital Adjustment.	Paid-in capital	Legal reserve	Other reserves.	Retained earnings	Other comprehensive income.	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2018	$ 456,722	$ 4,713,494	$ 50,225,829	$ 288,753	$ 16,930,614	$ (19,932,404)	$ 911,013	$ 53,594,021	$ 44,532	$ 53,638,553
Distribution of retained earnings by the shareholders'
- Other reserves					4,276,910	(4,276,910)
- Dividend distribution						(957,827)		(957,827)		(957,827)
Purchase of subsidiaries' shares			1,001					1,001	175	1,176
Net (loss)/income for the year						(4,421,383)		(4,421,383)	(4,155)	(4,425,538)
Other comprehensive (loss) income for the year							(98,022)	(98,022)	(276)	(98,298)
Ending balance at Dec. 31, 2019	456,722	4,713,494	50,226,830	288,753	21,207,524	(29,588,524)	812,991	48,117,790	40,276	48,158,066
Distribution of retained earnings by the shareholders'
Absorption of negative retained earnings			(6,667,837)	(288,753)	(29,157,183)	36,113,773
- Other reserves					8,749,747	(8,749,747)
- Dividend distribution					(800,088)			(800,088)		(800,088)
Net (loss)/income for the year						5,282,780		5,282,780	1,346	5,284,126
Other comprehensive (loss) income for the year							1,211,932	1,211,932	1,174	1,213,106
Ending balance at Dec. 31, 2020	456,722	4,713,494	43,558,993			3,058,282	2,024,923	53,812,414	42,796	53,855,210
Distribution of retained earnings by the shareholders'
- Other reserves				531,832	4,103,753	(4,635,585)
- Dividend distribution						(514,711)		(514,711)		(514,711)
Net (loss)/income for the year						(1,734,541)		(1,734,541)	(1,817)	(1,736,358)
Other comprehensive (loss) income for the year							(53,657)	(53,657)	(68)	(53,725)
Ending balance at Dec. 31, 2021	$ 456,722	$ 4,713,494	$ 43,558,993	$ 531,832	$ 4,103,753	$ (3,826,555)	$ 1,971,266	$ 51,509,505	$ 40,911	$ 51,550,416